Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Term loan interest rate swaps [member] | Designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized in other comprehensive income, effective portion, net	$ (7)	[1]	$ (10)	[1]	$ (7)	[2]	$ (11)	[2]	$ (14)	[2]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0		0		0		0		0
Other non-operating income, net [member] | Term loan interest rate swaps [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	2				4
Interest expense [member] | Term loan interest rate swaps [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified to Earnings, Net from Discontinued Cash Flow Hedges	3	[3]			4	[4]
Gain (loss) on foreign currency transactions [member] | Foreign exchange forward contracts [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign exchange forward contracts not designated as hedging instruments	$ 1		$ 1		$ 7		$ 11		$ 1

[1]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the three months ended March 31, 2017 and 2016.
[2]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2016, 2015 and 2014.
[3]	This amount is related to the dedesignation of the 2013 Interest Rate Swaps as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.
[4]	The amount recognized during the year ended December 31, 2016 is related to the dedesignation of these instruments as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.